Right-of-Use Assets and Lease Liabilities - Schedule of Right-of-Use Assets and Lease Liabilities (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Operating lease:
Cost	$ 8,247,807	$ 1,060,143	$ 8,247,807
Less: accumulated amortization	(5,882,983)	(756,177)	(3,023,111)
Operating lease right-of-use assets	2,364,824	303,966	5,224,696
Current operating lease obligation	2,364,824	303,966	2,859,872
Non-current operating lease obligation			2,364,824
Total operating lease obligation	$ 2,364,824	$ 303,966	$ 5,224,696
Weighted average discount rate	6.20%	6.20%
Weighted average remaining lease term (years)	8 months 12 days	8 months 12 days